Derivative Instruments and Hedging Activities (Details) - Foreign exchange contracts - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Derivative [Line Items]
Net realized and unrealized gains (losses)	$ 17	$ 0
The Flash Business of Western Digital Corporation [Member]
Derivative [Line Items]
Net realized and unrealized gains (losses)			$ 4	$ 5	$ 4